INCOME TAX (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Statement [Line Items]
Tax losses	$ 377,288
Resource pools	93,248
Other	1,490
Within one year
Statement [Line Items]
Tax losses	0
Resource pools	0
Other	0
One to Five Years
Statement [Line Items]
Tax losses	0
Resource pools	0
Other	1,300
After Five Years
Statement [Line Items]
Tax losses	339,693
Resource pools	0
Other	0
No Expiry Date
Statement [Line Items]
Tax losses	37,595
Resource pools	93,248
Other	$ 190